INCOME TAXES. (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation allowance					$ 40,588	$ 24,639	$ 12,683
Increase (decrease) in valuation allowance					15,949	$ 11,956	(27,155)
Revised federal income tax rate						21.00%
Valuation allowance absent of deferred tax liability						$ (10,545)
Decreased gross deferred assets						(10,170)
Accrued tax uncertainties					$ 235	235
Description of income tax					provisions of Internal Revenue Code Section 163(j), as amended by the TCJA, became effective which now limit the deductibility of interest expense to 30% of adjusted taxable income.
Provision (benefit) for income taxes				$ 563	$ (562)	$ (321)	(981)
Deferred tax assets					3,749
Federal [Member]
Remaining net operating loss carryforwards					183,212
State [Member]
Remaining net operating loss carryforwards					$ 166,032
PE Central [Member]
Increase (decrease) in valuation allowance							(13,500)
Pacific Aurora [Member]
Increase (decrease) in valuation allowance							$ (11,500)